Investments in Group Enterprises - Summary of Investments in Group Enterprises (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership	50.00%
Ascendis Pharma GmbH [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma GmbH
Domicile	Germany
Ownership	100.00%
Ascendis Pharma, Inc [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma, Inc.
Domicile	USA
Ownership	100.00%
Ascendis Pharma Endocrinology, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Endocrinology, Inc.
Domicile	USA
Ownership	100.00%
Ascendis Pharma Ophthalmology Division A/S [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Ophthalmology Division A/S
Domicile	Denmark
Ownership	100.00%
Ascendis Pharma Endocrinology Division A/S [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Endocrinology Division A/S
Domicile	Denmark
Ownership	100.00%
Ascendis Pharma Bone Diseases A/S [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Bone Diseases A/S
Domicile	Denmark
Ownership	100.00%
Ascendis Pharma Growth Disorders A/S [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Growth Disorders A/S
Domicile	Denmark
Ownership	100.00%
Ascendis Pharma Oncology Division AS [member]
Disclosure of subsidiaries [line items]
Company	Ascendis Pharma Oncology Division A/S
Domicile	Denmark
Ownership	100.00%
Visen Pharmaceuticals [member]
Disclosure of subsidiaries [line items]
Company	VISEN Pharmaceuticals
Domicile	Cayman Island
Ownership	43.93%	50.00%